SCHEDULE OF MAJOR RELATED PARTIES AND THEIR RESPECTIVE RELATIONSHIP (Details)	6 Months Ended
Mar. 31, 2025
Beijing Yihai Construction Engineering Co., Ltd. [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Company controlled by Hu Jiaqi
Beijing Jianlei International Decoration Engineering Co., Ltd. [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Company controlled by Hu Jiaqi
Wu Yue [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Shareholder